Law Offices

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, N.W., Suite 500

Washington, DC 20036

(202) 822-9611

April 4, 2011

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Variable Insurance Trust (1940 Act File No.: 811-03213) – Form N-14

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Nationwide Variable Insurance Trust (the “Registrant”). The Registration Statement is being filed to register Class I, Class III and Class VI shares of beneficial interest, without par value, of NVIT International Equity Fund, a series of the Registrant.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on May 4, 2011.

The NVIT International Equity Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act. Therefore, no filing fee is due at this time.

Please direct any inquiries regarding this filing to my attention at (202) 419-8417 or in my absence to Christopher J. Zimmerman, Esquire at (202) 419-8402.

Very truly yours,

/s/ Prufesh R. Modhera
Prufesh R. Modhera

cc:	Barbara A. Nugent
Allan J. Oster